STOCK-BASED COMPENSATION - Nonvested Restricted and Performance Stock Unit Activity (Details) shares in Thousands	12 Months Ended
Jan. 02, 2022 shares
Restricted Stock Units
Shares
Outstanding as of January 3, 2021	1,158
Granted	437
Vested	(439)
Forfeited	(87)
Outstanding as of January 2, 2022	1,069
Performance Stock Units
Shares
Outstanding as of January 3, 2021	112
Granted	68
Vested	(28)
Forfeited	(39)
Outstanding as of January 2, 2022	113